Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019
Concentration Risk [Line Items]
Funds held by reinsured companies	$ 635,819		$ 475,732
Renewal lease term	5 years
Termination period	1 year
Rent expense		$ 11,300
Minimum
Concentration Risk [Line Items]
Remaining lease terms	1 year
Maximum
Concentration Risk [Line Items]
Remaining lease terms	36 years
Limited Parental Guarantee
Concentration Risk [Line Items]
Total parental guarantees	$ 1,500,000		$ 1,000,000
Reinsurer concentration risk | Reinsurance balances recoverable
Concentration Risk [Line Items]
Funds held by reinsured companies	955,000
United States
Concentration Risk [Line Items]
Exposure to government	1,400,000
Other investments
Concentration Risk [Line Items]
Commitments, unfunded	975,500
Equity Method Investments
Concentration Risk [Line Items]
Commitments, unfunded	68,700
Fixed maturity investments, trading
Concentration Risk [Line Items]
Commitments, unfunded	$ 5,000